Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 0	$ 38
Total	19,225	15,140	$ 19,542
Less valuation allowance for other real estate owned	(3,233)	(3,255)	$ (4,675)	$ (6,137)
Total other real estate and repossessed assets	15,992	11,885
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	1,445	0
Real estate construction - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	23
Real estate - construction - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	12,380	9,831
Real estate mortgage - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	477	417
Real estate mortgage - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 4,923	$ 4,831